Income Taxes (Details) - Schedule of deferred tax liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of deferred tax liability [Line Items]
Balance beginning	$ 13,297	$ 3,837
Charged to statements of profit or loss	14,151	9,460
Balance ending	27,448	13,297
PPE [Member]
Income Taxes (Details) - Schedule of deferred tax liability [Line Items]
Balance beginning	9,287	902
Charged to statements of profit or loss	12,231	8,385
Balance ending	21,518	9,287
ROU Asset [Member]
Income Taxes (Details) - Schedule of deferred tax liability [Line Items]
Balance beginning	4,010	2,935
Charged to statements of profit or loss	1,920	1,075
Balance ending	$ 5,930	$ 4,010